COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands			12 Months Ended
	Jun. 16, 2016 USD ($)	Apr. 01, 2012 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2021	Aug. 01, 2014
Operating Leased Assets [Line Items]
Renewal term (in years)		5 years
Term of contract (in years)	10 years	10 years	12 months		4 years
Minimum
Operating Leased Assets [Line Items]
Renewal term (in years)			5 years	1 year
Maximum
Operating Leased Assets [Line Items]
Renewal term (in years)			10 years	5 years
Office and manufacturing facilities in Somerset, New Jersey
Operating Leased Assets [Line Items]
Renewal term (in years)		5 years
Term of contract (in years)		10 years
Base rent		$ 315
Annual escalation (in percent)		3.00%
Additional office and manufacturing space in Somerset, New Jersey
Operating Leased Assets [Line Items]
Renewal term (in years)			2 years
Term of contract (in years)					4 years
Number of extension periods			2
Base rent			$ 89
Annual escalation (in percent)			3.00%
New facility
Operating Leased Assets [Line Items]
Term of contract (in years)	10 years
Base rent	$ 801
Annual escalation (in percent)	3.00%